Projects Under Construction as of March 31, 2025

Commitment/ Construction Start	HIT Projects	City	State	Total Units	Affordable Units	Union Construction Hours	HIT Commitment	Total Development Cost
4Q 2020	Residences @ 150 Bagley	Detroit	MI	148	30	705,380	$42,312,400	$72,990,473
3Q 2021	Metro 19 Apartments	Roselle	IL	295	-	570,480	$65,928,000	$77,098,874
4Q 2021	The Ellery (311 West 42nd Street)	Manhattan	NY	330	83	1,995,680	$50,000,000	$337,700,000
2Q 2022	Ladder 260	Minneapolis	MN	90	90	203,510	$18,219,487	$34,281,708
3Q 2022	Soul	St. Paul	MN	178	178	483,560	$64,700,959	$70,470,714
4Q 2022	Old Colony Phase 4	Boston	MA	104	104	562,100	$27,432,000	$84,684,476
4Q 2022	Old Colony Phase 5	Boston	MA	104	104	478,090	$25,993,000	$78,109,976
4Q 2022	Flat 9 at Whittier Phase 3	Boston	MA	119	107	824,920	$26,645,000	$125,475,018
1Q 2023	Mildred Hailey 1A	Boston	MA	100	100	728,560	$14,040,000	$105,275,177
1Q 2023	Mildred Hailey 1B	Boston	MA	123	123	611,020	$16,020,000	$88,887,626
2Q 2023	Hudson Exchange Phase II	Jersey City	NJ	802	-	4,142,870	$50,000,000	-
3Q 2023	Grace Manor Apartments	Chicago	IL	65	65	252,230	$4,109,600	$30,215,493
4Q 2023	Island Terrace Apartments - A	Chicago	IL	62	56	95,300	$5,327,000	$25,205,460
4Q 2023	Island Terrace Apartments - B	Chicago	IL	178	161	272,550	$17,152,000	$71,932,325
4Q 2023	Imani Village Senior Residences	Chicago	IL	70	70	247,830	$2,171,000	$27,085,749
4Q 2023	6900 South Crandon Apartments	Chicago	IL	151	151	130,890	$16,836,000	$46,975,331
4Q2023	South Shore HHDC Apartments	Chicago	IL	126	126	140,900	$17,536,400	$44,053,288
4Q2023	Landmark Tower	St. Paul	MN	187	-	616,680	$18,660,000	$97,079,980
4Q2023	400 Lake Shore Drive	Chicago	IL	635	127	3,316,100	$55,000,000	$543,305,000
4Q2023	The American Cooperative on Lake Phalen	Maplewood	MN	56	-	254,300	$20,956,900	$34,267,507
2Q2024	Two Towers	East Moline	IL	239	239	231,900	$18,935,000	$48,967,899
2Q2024	Park Plaza / Olson Court	Minneapolis	MN	253	253	419,940	$48,950,000	$74,715,357
2Q2024	Estoria Cooperative of Lakeville	Lakeville	MN	89	-	339,980	$19,152,300	$41,138,350
2Q2024	Curtis Apartments	Worcester	MA	129	129	681,270	$13,061,000	$97,502,520
2Q2024	Old Colony Phase Six	Boston	MA	89	89	618,060	$22,354,000	$83,447,717
2Q2024	Union Tower	National City	CA	94	94	579,270	$27,241,874	$85,488,798
3Q2024	Willa Rawls Manor	Chicago	IL	123	123	73,410	$23,770,000	$46,375,332
3Q2024	The Villager & Briarwood West Apartments	Crystal Lake	IL	116	116	66,490	$16,525,000	$30,737,309
3Q2024	Carville Park	Reno	NV	209	209	321,860	$28,265,500	$64,654,609
3Q2024	Hale Moiliili Apartments	Honolulu	HI	278	278	1,148,050	$60,600,000	$116,824,021
4Q2024	Mary Ellen McCormack - Building A	Boston	MA	94	94	692,720	$24,600,000	$108,420,430

31	HIT Projects (84% Include Affordable Units)			5,636	3,299	21,805,900	$862,494,420	$2,793,366,517

Commitment/ Construction Start	Building America CDE, Inc. Projects (HIT Subsidiary)	City	State	Square Feet	Total Units	Affordable Units	Union Construction Hours	New Markets Tax Credits Allocation	Total Development Cost
4Q 2021	Destination Crenshaw	Los Angeles	CA	40,000	-	-	198,690	$8,000,000	$48,557,521
4Q 2022	Pittsburgh Glass Center	Pittsburgh	PA	27,000	-	-	205,490	$5,000,000	$12,648,787
1Q 2023	Public Health Campus on Cedar	Philadelphia	PA	448,467	-	-	661,180	$15,000,000	$89,223,192
1Q 2024	The Wayman Palmer (Toledo) YMCA Community Hub	Toledo	OH	192,281	-	-	250,800	$8,000,000	$29,451,888
1Q 2024	Allentown Panel Shop (Marcon)	Allentown	PA	173,000	-	-	557,300	$8,000,000	$52,010,000
3Q 2024	Straight & Narrow	Paterson	NJ	53,987	-	-	287,230	$11,000,000	$32,891,177
4Q 2024	One Southside	Minneapolis	MN	30,950	-	-	213,470	$5,000,000	$27,978,588
1Q 2025	Belleville Clinic	Belleville	IL	69,600	-	-	61,920	$7,000,000	$10,378,685
8	Projects Receiving Building America CDE, Inc. New Markets Tax Credits Allocation			1,035,285	-	-	2,436,080	$67,000,000	$303,139,838

39	Grand Total				5,636	3,299	24,241,980	$929,494,420	$3,096,506,355

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of March 31, 2025. Economic impact data is in 2024 dollars and all other figures are nominal.

This table provides information about projects financed by the HIT that were pre- or under construction as of the date of this report. Projects are included until they reach permanent loan status. The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call HIT Investor Relations at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.